Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 12. Subsequent Events
Brighton, Colorado Lease
On April 15, 2023, we entered into a lease agreement to lease a space for our
GWh-scale
manufacturing facility in Brighton, Colorado. The lease expires in May 2039, with an option to extend for two additional five-year
terms. Future lease payments, which commence in December 2024 after the rent abatement period, total approximately $62.9 million. The current zoning for this site does not allow for manufacturing our batteries. As such, the property owner is in the process of applying to re-zone
the site for our planned development and use. Until the
re-zoning
is complete, we will not be able to apply for permits required to repurpose the facility for manufacturing. If the re-zoning
application is not approved, the lease agreement will automatically terminate.
Merger with Amprius Holdings
On May 9, 2023, we entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with, among others, Amprius Holdings. Under the Merger Agreement, through a series of transactions that are intended to qualify as a tax-free
reorganization for U.S. income tax purposes, Amprius Holdings will become our wholly owned subsidiary and then be merged into another wholly owned subsidiary, with such other subsidiary surviving. Subject to the terms and conditions in the Merger Agreement, the shares of our common stock currently owned by Amprius Holdings will be cancelled, and we will issue to the stockholders of Amprius Holdings new shares of our common stock or shares of our non-voting
common stock based on a negotiated and discounted exchange ratio. Furthermore, the options in Amprius Holdings, whether vested or unvested, to purchase Amprius Holdings stock shall be converted into options to purchase shares of our common stock and the warrants to purchase Amprius Holdings stock shall automatically be replaced with warrants representing the right to receive shares of our common stock on a net-exercise
basis. The transactions contemplated by the Merger Agreement are conditioned on, among other items, the approval of a majority of shares held by our stockholders that are not affiliated with either Amprius Holdings or held by any of our directors or officers.

Note 15. Subsequent Event
On January 4, 2023, the Company entered into an amendment to its lease agreement of its corporate headquarters located in Fremont, California. The amendment includes the lease of additional facility space in the same building and extending the lease term to end on June 30, 2027, with an option to extend for an additional five-year term. The total future lease payments, after amendment, are approximately $11.7 million, of which $1.0 million is payable in 2023.